RELATED PARTY TRANSACTIONS (Details Narrative)	Jun. 30, 2022 shares
Sentient [Member]
IfrsStatementLineItems [Line Items]
Number of common shares beneficially owned	36,980,982
Number of common shares beneficially owned, percentage	33.66%
Contemporary Amperex Technology Limited [Member]
IfrsStatementLineItems [Line Items]
Number of common shares beneficially owned	22,944,444
Number of common shares beneficially owned, percentage	20.89%